Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data [Abstract]
Quarterly Financial Data
(24)	Quarterly Financial Data (Unaudited)

Summarized unaudited quarterly financial data (in thousands) for the years ended December 31, 2011 and 2010 is as follows.

	2011
	Fourth	Third	Second	First
Interest income	$22,876	$24,449	$26,283	$27,183
Interest expense	5,420	6,897	8,048	8,959

Net interest income	17,456	17,552	18,235	18,224
Provision for loan losses	14,117	17,679	14,740	21,314
Noninterest income	(1,127)	(171)	3,383	2,125
Noninterest expense	23,395	24,086	25,553	30,642

Loss before provision for income taxes	(21,183)	(24,384)	(18,675)	(31,607)
Provision for income taxes	—	2,110	—	43

Net loss	(21,183)	(26,494)	(18,675)	(31,650)
Net income attributable to non-controlling interest	230	247	118	17

Net loss available to common shareholders	$(21,413)	$(26,741)	$(18,793)	$(31,667)

Basic loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

Diluted loss per share	$(0.62)	$(0.77)	$(0.56)	$(0.95)

	2010
	Fourth	Third	Second	(As Restated) First
Interest income	$28,583	$29,496	$30,025	$34,095
Interest expense	10,197	11,553	12,328	12,162

Net interest income	18,386	17,943	17,697	21,933
Provision for loan losses	27,865	83,684	54,638	45,613
Noninterest income	1,751	5,955	5,331	5,601
Noninterest expense	26,518	24,779	23,086	20,949

Loss before provision for income taxes (benefit)	(34,246)	(84,565)	(54,696)	(39,028)
Provision for income taxes (benefit)	40	(85)	(2,196)	62

Net loss	(34,286)	(84,480)	(52,500)	(39,090)
Net income attributable to non-controlling interest	400	413	139	31
Preferred stock dividend, accretion of discount, and conversion of preferred stock to common stock	—	(114,912)	1,423	1,375

Net income (loss) available to common shareholders	$(34,686)	$30,019	$(54,062)	$(40,496)

Basic earnings (loss) per share	$(1.25)	$25.70	$(61.01)	$(45.74)

Diluted earnings (loss) per share	$(1.25)	$25.40	$(61.01)	$(45.74)